Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Basis of Presentation
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results could differ from these estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates.

Presentation

Presentation

Depreciation and amortization presented as a separate line item on the Company’s Consolidated Statements of Operations does not include amortization of initial payments for new contracts which is recorded as a contra-revenue within “Transaction and processing service fees.” Also not included is amortization related to equity method investments which is netted within the “Equity earnings in affiliates” line. The following table presents the amounts associated with such amortization:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Amortization of initial payments for new contracts	$10.4	$12.0	$30.7	$33.7
Amortization related to equity method investments	$19.7	$21.4	$59.2	$73.3

Presentation

Depreciation and amortization presented as a separate line item on the Company’s Consolidated Statements of Operations does not include amortization of initial payments for new contracts which is recorded as a contra-revenue within “Transaction and processing service fees.” Also not included is amortization related to equity method investments which is netted within the “Equity earnings in affiliates” line. The following table presents the amounts associated with such amortization:

	Year ended December 31,
(in millions)	2012	2011	2010
Amortization of initial payments for new contracts	$44.5	$42.5	$38.6
Amortization related to equity method investments	$94.8	$56.7	$73.0

In 2011, the Company recorded a net $58.5 million pretax ($35.2 million after tax) benefit in the Consolidated Statement of Operations to correct cumulative depreciation and amortization errors related to purchase accounting associated with the Company’s 2007 merger with an affiliate of Kohlberg Kravis Roberts & Co. The corrections impacted “Costs of services” ($10.2 million expense), “Depreciation and amortization” ($57.7 million benefit) and amortization of equity method investments within “Equity earnings in affiliates” ($11.0 million benefit). The errors and the cumulative correction, which totaled $58.5 million in aggregate and occurred over a four year period, were deemed immaterial to prior years and the current year, respectively.

Revenue Recognition

Revenue Recognition

The Company recognizes revenues from its processing services as such services are performed. Revenue is recorded net of certain costs such as credit and offline debit interchange fees and assessments charged by credit card associations. Debit network fees related to acquired personal identification number based debit (“PIN-debit”) transactions are recognized in the “Reimbursable debit network fees, postage and other” revenue and expense lines of the Consolidated Statements of Operations. The following table presents the amounts associated with processing services revenue:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Interchange fees and assessments	$4,925.0	$4,669.4	$14,319.7	$13,588.3
Debit network fees	$727.9	$702.0	$2,157.0	$2,070.9

Revenue Recognition

The majority of the Company’s revenues are comprised of transaction-based fees, which typically constitute a percentage of dollar volume processed, or a fee per transaction processed, or account on file or some combination thereof. In limited circumstances, revenue is allocated to the separate units of accounting in a multiple element transaction based on relative selling prices, provided each element has stand alone value to the customer, and delivery of any undelivered items is probable and substantially within the Company’s control.

In the case of merchant contracts that the Company owns and manages, revenue is primarily comprised of fees charged to the merchant, net of interchange and assessments charged by the credit card associations, and is recognized at the time of sale. The fees charged to the merchant are a percentage of the credit card and signature based debit card transaction’s dollar value, a fixed amount or a combination of the two. Personal identification number based debit (“PIN-debit”) network fees are recognized in “Reimbursable debit network fees, postage and other” revenues and expenses in the Consolidated Statements of Operations. STAR network access fees charged to merchants are assessed on a per transaction basis.

Interchange fees and assessments charged by credit card associations to the Company’s consolidated subsidiaries and network fees related to PIN-debit transactions charged by debit networks are as follows:

	Year ended December 31,
(in millions)	2012	2011	2010
Interchange fees and assessments	$18,373.0	$18,826.1	$17,834.8
Debit network fees	2,786.3	2,959.1	2,798.3

The Company charges processing fees to its merchant alliances. In situations where an alliance is accounted for under the equity method, the Company’s consolidated revenues include the processing fees charged to the alliance, as presented on the face of the Consolidated Statements of Operations.

Revenue from check verification, settlement and guarantee services is recognized at the time of sale less the fair value of the guarantee. The fair value of the guarantee is deferred until the later of the Company being called upon to honor the guarantee or the expiration of the guarantee. Check verification fees generally are a fixed amount per transaction while check guarantee fees generally are a percentage of the check amount.

The purchase and sale of merchant contracts is an ordinary element of the Company’s Retail and Alliance Services and International businesses, and therefore, the gains from selling these revenue-generating assets are included within the “Product sales and other” component of revenues.

Fees based on cardholder accounts on file, both active and inactive, are recognized after the requisite services or period has occurred. Fees for PIN-debit transactions where the Company is the debit card processor for the financial institution are recognized on a per transaction basis. Revenues for output services are derived primarily on a per piece basis and consist of fees for the production, materials and postage related to mailing finished products.

Software licensing revenue, which is reported in the “Product sales and other” line item of the Consolidated Statements of Operations, is not recognized until each of the following four criteria are met: evidence of an agreement exists, delivery and acceptance has occurred or services have been rendered, the selling price is fixed or determinable, and collection of the selling price is reasonably assured.

The sale and leasing of point-of-sale (“POS”) devices (“terminals”) are also reported in “Product sales and other”. Revenue for terminals sold or sold under a sales-type lease transaction is recognized when the following four criteria are met: evidence of an agreement exists, delivery has occurred, the selling price or minimum lease payments are fixed or determinable, and collection of the selling price or minimum lease payments is reasonably assured. Revenue for operating leases is recognized on a straight-line basis over the lease term.

The official check and money order services and merchant acquiring business generate revenue through the ability to invest funds pending settlement. Gains and losses associated with the above noted investments are recognized in revenue.

Services not specifically described above are generally transaction based fees that are recognized at the time the transactions are processed or programming services that are recorded as work is performed.

New Accounting Guidance

New Accounting Guidance

In March 2013, the Financial Accounting Standards Board issued guidance that resolves diversity in practice as to when to release the cumulative translation adjustment into net income when a parent ceases to have a controlling interest in a subsidiary within a foreign entity or sells a part or all of its investment in a foreign entity.  The guidance also resolves diversity in the accounting for the cumulative translation adjustment in a business combination achieved in stages involving a foreign entity. The Company adopted the guidance as of January 1, 2013.  Adoption did not have an impact on the Company’s financial position or results of operations.

New Accounting Guidance

In July 2012, the Financial Accounting Standards Board issued guidance related to testing indefinite-lived intangibles for impairment. Under the amended guidance, an entity has the option of first assessing qualitative factors to determine whether events and circumstances indicate that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount. If it is determined that the fair value is more likely than not greater than the carrying amount, then quantitative impairment testing is unnecessary. The Company adopted the amendments for its 2012 annual impairment test. After performing a qualitative assessment, the Company proceeded to a quantitative impairment test.